UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01236

Deutsche DWS Market Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2025

Item 1.	Reports to Stockholders.

(a)

DWS Global Income Builder Fund

Class A: KTRAX

Semi-Annual Shareholder Report—April 30, 2025

This semi-annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.92%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	558,368,190
Number of Portfolio Holdings	375
Portfolio Turnover Rate (%)	95
Total Net Advisory Fees Paid ($)	1,068,525

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Fixed Income	66%
Corporate Bonds	30%
Government & Agency Obligations	12%
Asset-Backed	9%
Mortgage-Backed Securities Pass-Throughs	6%
Collateralized Mortgage Obligations	5%
Commercial Mortgage-Backed Securities	3%
Loan Participations and Assignments	1%
Equity	33%
Common Stocks	26%
Exchange-Traded Funds	4%
Preferred Stocks	3%
Warrants	0%
Rights	0%
Cash Equivalents	6%
Cash Equivalents	6%
Other Assets and Liabilities, Net	(5%)
Total	100%

Holdings-based data is subject to change.

Geographical Diversification

Country	% of Net Assets
United States	76%
Cayman Islands	4%
Canada	3%
United Kingdom	2%
Japan	2%
France	2%
Jersey	1%
China	1%
Switzerland	1%
Ireland	1%
Other	6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGIBF-TSRS-A

R-105781-1 (06/25)

DWS Global Income Builder Fund

Class C: KTRCX

Semi-Annual Shareholder Report—April 30, 2025

This semi-annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.76%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	558,368,190
Number of Portfolio Holdings	375
Portfolio Turnover Rate (%)	95
Total Net Advisory Fees Paid ($)	1,068,525

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Fixed Income	66%
Corporate Bonds	30%
Government & Agency Obligations	12%
Asset-Backed	9%
Mortgage-Backed Securities Pass-Throughs	6%
Collateralized Mortgage Obligations	5%
Commercial Mortgage-Backed Securities	3%
Loan Participations and Assignments	1%
Equity	33%
Common Stocks	26%
Exchange-Traded Funds	4%
Preferred Stocks	3%
Warrants	0%
Rights	0%
Cash Equivalents	6%
Cash Equivalents	6%
Other Assets and Liabilities, Net	(5%)
Total	100%

Holdings-based data is subject to change.

Geographical Diversification

Country	% of Net Assets
United States	76%
Cayman Islands	4%
Canada	3%
United Kingdom	2%
Japan	2%
France	2%
Jersey	1%
China	1%
Switzerland	1%
Ireland	1%
Other	6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGIBF-TSRS-C

R-105781-1 (06/25)

DWS Global Income Builder Fund

Class R6: KTRZX

Semi-Annual Shareholder Report—April 30, 2025

This semi-annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$28	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.58%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	558,368,190
Number of Portfolio Holdings	375
Portfolio Turnover Rate (%)	95
Total Net Advisory Fees Paid ($)	1,068,525

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Fixed Income	66%
Corporate Bonds	30%
Government & Agency Obligations	12%
Asset-Backed	9%
Mortgage-Backed Securities Pass-Throughs	6%
Collateralized Mortgage Obligations	5%
Commercial Mortgage-Backed Securities	3%
Loan Participations and Assignments	1%
Equity	33%
Common Stocks	26%
Exchange-Traded Funds	4%
Preferred Stocks	3%
Warrants	0%
Rights	0%
Cash Equivalents	6%
Cash Equivalents	6%
Other Assets and Liabilities, Net	(5%)
Total	100%

Holdings-based data is subject to change.

Geographical Diversification

Country	% of Net Assets
United States	76%
Cayman Islands	4%
Canada	3%
United Kingdom	2%
Japan	2%
France	2%
Jersey	1%
China	1%
Switzerland	1%
Ireland	1%
Other	6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGIBF-TSRS-R6

R-105781-1 (06/25)

DWS Global Income Builder Fund

Class S: KTRSX

Semi-Annual Shareholder Report—April 30, 2025

This semi-annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$36	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.73%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	558,368,190
Number of Portfolio Holdings	375
Portfolio Turnover Rate (%)	95
Total Net Advisory Fees Paid ($)	1,068,525

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Fixed Income	66%
Corporate Bonds	30%
Government & Agency Obligations	12%
Asset-Backed	9%
Mortgage-Backed Securities Pass-Throughs	6%
Collateralized Mortgage Obligations	5%
Commercial Mortgage-Backed Securities	3%
Loan Participations and Assignments	1%
Equity	33%
Common Stocks	26%
Exchange-Traded Funds	4%
Preferred Stocks	3%
Warrants	0%
Rights	0%
Cash Equivalents	6%
Cash Equivalents	6%
Other Assets and Liabilities, Net	(5%)
Total	100%

Holdings-based data is subject to change.

Geographical Diversification

Country	% of Net Assets
United States	76%
Cayman Islands	4%
Canada	3%
United Kingdom	2%
Japan	2%
France	2%
Jersey	1%
China	1%
Switzerland	1%
Ireland	1%
Other	6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGIBF-TSRS-S

R-105781-1 (06/25)

DWS Global Income Builder Fund

Institutional Class: KTRIX

Semi-Annual Shareholder Report—April 30, 2025

This semi-annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.69%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	558,368,190
Number of Portfolio Holdings	375
Portfolio Turnover Rate (%)	95
Total Net Advisory Fees Paid ($)	1,068,525

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Fixed Income	66%
Corporate Bonds	30%
Government & Agency Obligations	12%
Asset-Backed	9%
Mortgage-Backed Securities Pass-Throughs	6%
Collateralized Mortgage Obligations	5%
Commercial Mortgage-Backed Securities	3%
Loan Participations and Assignments	1%
Equity	33%
Common Stocks	26%
Exchange-Traded Funds	4%
Preferred Stocks	3%
Warrants	0%
Rights	0%
Cash Equivalents	6%
Cash Equivalents	6%
Other Assets and Liabilities, Net	(5%)
Total	100%

Holdings-based data is subject to change.

Geographical Diversification

Country	% of Net Assets
United States	76%
Cayman Islands	4%
Canada	3%
United Kingdom	2%
Japan	2%
France	2%
Jersey	1%
China	1%
Switzerland	1%
Ireland	1%
Other	6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGIBF-TSRS-I

R-105781-1 (06/25)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

April 30, 2025
Semiannual Financial Statements and Other Information
DWS Global Income Builder Fund

Contents
3	Investment Portfolio
26	Statement of Assets and Liabilities
28	Statement of Operations
29	Statements of Changes in Net Assets
30	Financial Highlights
35	Notes to Financial Statements
54	Shareholder Meeting Results
55	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Global Income Builder Fund

Investment Portfolioas of April 30, 2025 (Unaudited)

	Shares	Value ($)
Common Stocks 26.4%
Communication Services 2.2%
Entertainment 0.2%
Netflix, Inc.*	1,157	1,309,400
Interactive Media & Services 1.4%
Alphabet, Inc. “A”	4,717	749,060
Alphabet, Inc. “C”	4,729	760,849
Meta Platforms, Inc. “A”	3,008	1,651,392
Tencent Holdings Ltd. (ADR)	72,500	4,426,850
		7,588,151
Media 0.6%
Charter Communications, Inc. “A” *	7,984	3,128,610
Consumer Discretionary 2.7%
Automobile Components 0.3%
Aptiv PLC*	26,800	1,529,208
Automobiles 1.0%
BYD Co., Ltd. (ADR) (a)	4,300	409,059
Ferrari NV	2,090	961,745
General Motors Co.	35,000	1,583,400
Suzuki Motor Corp.	235,200	2,791,370
		5,745,574
Broadline Retail 0.3%
Next PLC	3,134	514,807
Prosus NV	30,883	1,443,026
		1,957,833
Hotels, Restaurants & Leisure 0.0%
Chipotle Mexican Grill, Inc.*	1,700	85,884
Household Durables 0.1%
Garmin Ltd.	1,700	317,679
Leisure Products 0.4%
Bandai Namco Holdings, Inc.	57,800	2,005,326
Specialty Retail 0.5%
Burlington Stores, Inc.*	694	156,178
Ross Stores, Inc.	7,867	1,093,513
Ulta Beauty, Inc.*	4,700	1,859,508
		3,109,199
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	3

	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.1%
Hermes International SCA	131	358,448
Lululemon Athletica, Inc.*	900	243,693
		602,141
Consumer Staples 1.7%
Consumer Staples Distribution & Retail 0.9%
Costco Wholesale Corp.	4,512	4,487,184
Sysco Corp.	9,487	677,372
		5,164,556
Food Products 0.2%
Ajinomoto Co., Inc.	7,800	156,451
Kerry Group PLC “A”	965	102,015
Tyson Foods, Inc. “A”	16,900	1,034,956
		1,293,422
Household Products 0.5%
Clorox Co.	17,764	2,527,817
Personal Care Products 0.1%
Unilever PLC	3,645	232,166
Energy 0.9%
Oil, Gas & Consumable Fuels 0.9%
Occidental Petroleum Corp.	59,700	2,352,777
Suncor Energy, Inc.	15,900	561,563
Targa Resources Corp.	5,890	1,006,601
Tourmaline Oil Corp.	27,000	1,192,732
		5,113,673
Financials 4.9%
Banks 1.4%
Bank Hapoalim BM	21,741	318,604
Canadian Imperial Bank of Commerce	37,000	2,333,636
DBS Group Holdings Ltd.	16,200	529,074
DNB Bank ASA	8,143	204,318
Erste Group Bank AG	1,046	70,959
First Citizens BancShares, Inc. “A”	94	167,239
HSBC Holdings PLC	159,738	1,785,242
ICICI Bank Ltd. (ADR)	41,984	1,408,983
Societe Generale SA	18,680	973,101
		7,791,156
Capital Markets 0.7%
3i Group PLC	48,207	2,729,215
The accompanying notes are an integral part of the financial statements.

4	|	DWS Global Income Builder Fund

	Shares	Value ($)
Ameriprise Financial, Inc.	1,388	653,776
Hong Kong Exchanges & Clearing Ltd.	14,100	616,830
		3,999,821
Consumer Finance 0.9%
American Express Co.	4,280	1,140,235
Discover Financial Services	8,909	1,627,407
Synchrony Financial	42,692	2,217,849
		4,985,491
Insurance 1.9%
Progressive Corp.	30,410	8,567,714
QBE Insurance Group Ltd.	5,534	76,833
Swiss Re AG	2,817	508,819
W.R. Berkley Corp.	17,900	1,283,251
		10,436,617
Health Care 2.7%
Biotechnology 0.5%
Argenx SE*	515	333,780
CSL Ltd.	13,186	2,125,250
		2,459,030
Health Care Equipment & Supplies 0.1%
Dexcom, Inc.*	6,600	471,108
Health Care Providers & Services 0.2%
UnitedHealth Group, Inc.	3,100	1,275,464
Pharmaceuticals 1.9%
Eli Lilly & Co.	1,504	1,352,021
GSK PLC	87,953	1,734,421
Novartis AG (Registered)	25,493	2,895,806
Pfizer, Inc.	191,310	4,669,877
		10,652,125
Industrials 2.8%
Aerospace & Defense 1.6%
Northrop Grumman Corp.	10,897	5,301,390
Rheinmetall AG	2,062	3,525,858
Rolls-Royce Holdings PLC	15,480	156,501
		8,983,749
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	5

	Shares	Value ($)
Building Products 0.5%
Assa Abloy AB “B”	32,238	976,702
Trane Technologies PLC	4,049	1,552,022
		2,528,724
Construction & Engineering 0.2%
Ferrovial SE	22,649	1,105,179
Electrical Equipment 0.4%
Schneider Electric SE	10,393	2,431,605
Machinery 0.1%
Atlas Copco AB “B”	12,052	168,643
Kone Oyj “B”	6,052	375,146
Sandvik AB	4,106	85,503
		629,292
Professional Services 0.0%
Recruit Holdings Co., Ltd.	3,600	199,538
Information Technology 6.3%
Communications Equipment 0.4%
Arista Networks, Inc.*	24,528	2,017,918
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp. “A”	68,725	5,288,389
IT Services 0.3%
Cognizant Technology Solutions Corp. “A”	4,600	338,422
Infosys Ltd. (ADR)	87,239	1,535,406
		1,873,828
Semiconductors & Semiconductor Equipment 2.8%
Broadcom, Inc.	24,690	4,752,084
NVIDIA Corp.	33,899	3,692,279
QUALCOMM, Inc.	25,685	3,813,195
Tokyo Electron Ltd.	21,700	3,254,645
		15,512,203
Software 1.9%
Adobe, Inc.*	5,206	1,952,145
Autodesk, Inc.*	10,518	2,884,562
Microsoft Corp.	14,709	5,813,879
		10,650,586
The accompanying notes are an integral part of the financial statements.

6	|	DWS Global Income Builder Fund

	Shares	Value ($)
Materials 1.0%
Chemicals 0.2%
Air Liquide SA	915	187,799
Novonesis Novozymes B “B”	13,233	859,476
		1,047,275
Metals & Mining 0.8%
Gold Fields Ltd. (ADR)	147,587	3,326,611
Reliance, Inc.	3,400	979,982
		4,306,593
Real Estate 0.5%
Health Care REITs 0.1%
Welltower, Inc.	3,000	457,770
Real Estate Management & Development 0.0%
Daiwa House Industry Co., Ltd.	2,300	83,003
Retail REITs 0.4%
Simon Property Group, Inc.	15,000	2,360,700
Utilities 0.7%
Electric Utilities 0.5%
Enel SpA	13,082	113,636
NRG Energy, Inc.	23,597	2,585,759
		2,699,395
Multi-Utilities 0.2%
Dominion Energy, Inc.	20,941	1,138,772
E.ON SE	19,497	341,065
		1,479,837
Total Common Stocks (Cost $139,925,885)		147,437,035
Preferred Stocks 2.8%
Communication Services 0.4%
AT&T, Inc., 5.35%	100,000	2,269,000
Financials 1.9%
AGNC Investment Corp., Series C (REIT), 9.629% (b)	64,439	1,636,750
Charles Schwab Corp., Series D, 5.95%	75,000	1,871,250
Fifth Third Bancorp., Series I, 8.296% (b)	75,000	1,915,500
KeyCorp., Series E, 6.125%	75,000	1,894,500
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	7

	Shares	Value ($)
Morgan Stanley, Series K, 5.85%	75,000	1,702,500
Wells Fargo & Co., Series A, 5.625%	75,000	1,710,750
		10,731,250
Real Estate 0.5%
Kimco Realty Corp., Series L (REIT), 5.125%	75,000	1,503,750
Prologis, Inc., Series Q (REIT), 8.54%	236	12,952
Simon Property Group, Inc., Series A (REIT), 8.375%	17,000	997,900
		2,514,602
Total Preferred Stocks (Cost $17,760,928)		15,514,852
Rights 0.0%
Health Care
Contra Abiomed, Inc.,* (c) (Cost $1,122)	1,100	1,122
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (c) (Cost $90,209)	506	5,920

	Principal Amount ($) (d)	Value ($)
Corporate Bonds 30.1%
Communication Services 1.6%
AT&T, Inc., 3.55%, 9/15/2055	570,000	381,716
Bell Telephone Co. of Canada or Bell Canada, 6.875%, 9/15/2055	1,717,000	1,714,991
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	990,000	976,457
Charter Communications Operating LLC, 6.1%, 6/1/2029	720,000	745,619
Comcast Corp., 5.5%, 5/15/2064	400,000	367,895
Paramount Global:
4.2%, 6/1/2029	1,500,000	1,447,975
4.6%, 1/15/2045	320,000	232,172
4.95%, 1/15/2031	850,000	822,326
T-Mobile U.S.A., Inc.:
4.375%, 4/15/2040	335,000	292,498
6.0%, 6/15/2054	460,000	459,473
The accompanying notes are an integral part of the financial statements.

8	|	DWS Global Income Builder Fund

	Principal Amount ($) (d)	Value ($)
Warnermedia Holdings, Inc.:
4.279%, 3/15/2032	1,300,000	1,113,165
5.141%, 3/15/2052	575,000	393,106
		8,947,393
Consumer Discretionary 1.7%
Ford Motor Credit Co. LLC:
4.125%, 8/17/2027	635,000	608,960
6.5%, 2/7/2035	940,000	909,752
6.798%, 11/7/2028	350,000	357,124
General Motors Financial Co., Inc.:
5.35%, 1/7/2030	1,750,000	1,754,413
5.45%, 9/6/2034	587,000	563,311
Las Vegas Sands Corp., 5.625%, 6/15/2028 (e)	645,000	646,480
Lowe’s Companies, Inc., 5.625%, 4/15/2053	300,000	280,971
Marriott International, Inc., 5.5%, 4/15/2037	1,140,000	1,110,678
Mattel, Inc., 144A, 5.875%, 12/15/2027	1,700,000	1,689,152
Melco Resorts Finance Ltd., 144A, 4.875%, 6/6/2025	1,745,000	1,739,134
		9,659,975
Consumer Staples 0.9%
Japan Tobacco, Inc., 144A, 5.85%, 6/15/2035	764,000	793,290
JBS USA Holding Lux SARL, 6.75%, 3/15/2034	1,087,000	1,178,437
Mars, Inc.:
144A, 5.2%, 3/1/2035	989,000	992,881
144A, 5.65%, 5/1/2045	493,000	489,594
144A, 5.7%, 5/1/2055	579,000	570,699
The J M Smucker Co., 6.5%, 11/15/2053	270,000	287,076
Viterra Finance BV, 144A, 5.25%, 4/21/2032	700,000	704,676
		5,016,653
Energy 5.3%
BP Capital Markets PLC, 6.125%, Perpetual	2,425,000	2,340,765
Cheniere Energy, Inc.:
4.625%, 10/15/2028	1,765,000	1,748,161
5.65%, 4/15/2034	560,000	557,739
Columbia Pipelines Holding Co. LLC, 144A, 5.681%, 1/15/2034	550,000	544,441
Columbia Pipelines Operating Co. LLC, 144A, 5.927%, 8/15/2030	430,000	449,689
Coterra Energy, Inc., 5.9%, 2/15/2055	645,000	586,469
DT Midstream, Inc., 144A, 5.8%, 12/15/2034	437,000	432,908
Ecopetrol SA, 7.75%, 2/1/2032	1,700,000	1,620,870
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	9

	Principal Amount ($) (d)	Value ($)
Energy Transfer LP:
Series F, 6.75%, Perpetual	1,700,000	1,694,402
7.125%, 10/1/2054 (a)	1,150,000	1,141,916
144A, 7.375%, 2/1/2031	500,000	523,313
8.0%, 5/15/2054	1,650,000	1,712,601
EQT Corp., 5.75%, 2/1/2034	1,235,000	1,234,679
Expand Energy Corp., 5.375%, 2/1/2029	1,080,000	1,075,115
HF Sinclair Corp., 5.75%, 1/15/2031	837,000	830,647
Kinder Morgan, Inc., 5.85%, 6/1/2035 (e)	2,000,000	2,024,965
Kinetik Holdings LP, 144A, 6.625%, 12/15/2028	894,000	900,534
NuStar Logistics LP, 6.375%, 10/1/2030	3,045,000	3,091,598
Occidental Petroleum Corp., 8.875%, 7/15/2030	1,700,000	1,904,731
ONEOK, Inc., 144A, 6.5%, 9/1/2030	1,550,000	1,637,605
Saudi Arabian Oil Co.:
144A, 5.75%, 7/17/2054	573,000	532,317
144A, 5.875%, 7/17/2064	728,000	670,226
South Bow USA Infrastructure Holdings LLC, 144A, 5.026%, 10/1/2029	635,000	629,762
Targa Resources Partners LP, 5.0%, 1/15/2028	1,000,000	999,532
Western Midstream Operating LP, 5.45%, 11/15/2034	525,000	498,754
		29,383,739
Financials 11.6%
AerCap Ireland Capital DAC, 6.95%, 3/10/2055	2,400,000	2,409,977
Aircastle Ltd.:
Series A, 144A, 5.25%, Perpetual	690,000	670,413
144A, 5.75%, 10/1/2031	593,000	598,945
144A, 6.5%, 7/18/2028	530,000	549,589
Ally Financial, Inc., Series B, 4.7%, Perpetual	425,000	390,445
Avolon Holdings Funding Ltd., 144A, 5.375%, 5/30/2030	502,000	500,427
Banco Santander SA, 6.033%, 1/17/2035	800,000	830,781
Bank of New York Mellon Corp., Series I, 3.75%, Perpetual	2,051,000	1,938,638
Barclays PLC:
5.69%, 3/12/2030	590,000	606,154
5.785%, 2/25/2036	584,000	584,652
7.625%, Perpetual	1,500,000	1,434,972
Beacon Funding Trust, 144A, 6.266%, 8/15/2054	770,000	752,632
BGC Group, Inc., 144A, 6.15%, 4/2/2030	1,538,000	1,532,173
Blackstone Private Credit Fund:
144A, 4.95%, 9/26/2027	1,224,000	1,212,464
144A, 5.25%, 4/1/2030	1,800,000	1,753,815
144A, 5.6%, 11/22/2029	1,100,000	1,083,325
144A, 6.0%, 11/22/2034	850,000	811,042
The accompanying notes are an integral part of the financial statements.

10	|	DWS Global Income Builder Fund

	Principal Amount ($) (d)	Value ($)
BNP Paribas SA, 144A, 8.5%, Perpetual (a)	1,020,000	1,063,129
Canadian Imperial Bank of Commerce, 6.95%, 1/28/2085	2,000,000	1,928,418
Capital One Financial Corp., Series M, 3.95%, Perpetual	1,520,000	1,443,726
Charles Schwab Corp.:
Series I, 4.0%, Perpetual	1,000,000	968,388
Series F, 5.0%, Perpetual (a)	2,650,000	2,449,043
Citigroup, Inc.:
5.592%, 11/19/2034	3,175,000	3,194,167
Series EE, 6.75%, Perpetual	800,000	768,070
Series FF, 6.95%, Perpetual	1,475,000	1,444,943
Series CC, 7.125%, Perpetual	1,050,000	1,035,568
Corebridge Financial, Inc., 5.75%, 1/15/2034	700,000	713,466
Fortitude Group Holdings LLC, 144A, 6.25%, 4/1/2030	1,031,000	1,046,104
HSBC Holdings PLC:
5.874%, 11/18/2035	570,000	563,407
6.95%, Perpetual	1,950,000	1,909,257
JPMorgan Chase & Co.:
Series OO, 6.5%, Perpetual	1,491,000	1,489,887
6.875%, Perpetual	2,000,000	2,060,190
MDGH GMTN RSC Ltd., REG S, 3.7%, 11/7/2049	245,000	179,306
Morgan Stanley, 5.664%, 4/17/2036	800,000	816,856
Nippon Life Insurance Co., 144A, 2.75%, 1/21/2051	700,000	598,784
Nordea Bank Abp, 144A, 6.3%, Perpetual (a)	1,700,000	1,619,467
PNC Financial Services Group, Inc., Series W, 6.25%, Perpetual	1,385,000	1,362,625
Royal Bank of Canada, 6.35%, 11/24/2084	3,500,000	3,211,082
Societe Generale SA:
144A, 5.375%, Perpetual	1,650,000	1,440,576
144A, 6.221%, 6/15/2033 (a)	1,275,000	1,294,762
144A, 8.125%, Perpetual	1,250,000	1,233,904
State Street Corp.:
Series K, 6.45%, Perpetual	1,491,000	1,461,199
Series J, 6.7%, Perpetual	900,000	903,727
Sumitomo Mitsui Financial Group, Inc.:
6.45%, Perpetual	2,100,000	1,997,783
6.6%, Perpetual	350,000	341,336
Synchrony Bank, 5.625%, 8/23/2027	250,000	252,680
The Goldman Sachs Group, Inc., Series Y, 6.125%, Perpetual	2,285,000	2,154,372
Truist Financial Corp., Series N, 6.669%, Perpetual	2,000,000	1,964,425
U.S. Bancorp, 5.678%, 1/23/2035	1,010,000	1,029,144
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	11

	Principal Amount ($) (d)	Value ($)
UBS Group AG, 144A, 4.375%, Perpetual (a)	743,000	636,260
Wells Fargo & Co., 6.85%, Perpetual	2,400,000	2,426,179
		64,662,674
Health Care 0.5%
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	830,000	759,822
CVS Health Corp.:
5.05%, 3/25/2048	1,000,000	849,886
6.75%, 12/10/2054	1,120,000	1,112,458
		2,722,166
Industrials 3.0%
American Airlines, Inc., 144A, 5.5%, 4/20/2026 (a)	206,667	205,289
BNSF Funding Trust I, 6.613%, 12/15/2055	1,500,000	1,500,366
Boeing Co.:
6.259%, 5/1/2027	770,000	793,177
6.858%, 5/1/2054	1,200,000	1,281,629
Delta Air Lines, Inc., 3.75%, 10/28/2029	865,000	802,827
Empresa de los Ferrocarriles del Estado, 144A, 3.068%, 8/18/2050	239,000	139,516
Keysight Technologies, Inc., 5.35%, 7/30/2030	1,427,000	1,465,037
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	1,395,000	1,399,372
Paychex, Inc.:
5.1%, 4/15/2030	424,000	430,343
5.35%, 4/15/2032	1,971,000	2,002,098
5.6%, 4/15/2035	999,000	1,017,459
Rentokil Terminix Funding LLC, 144A, 5.625%, 4/28/2035	510,000	511,705
RTX Corp., 6.4%, 3/15/2054	700,000	751,539
Stanley Black & Decker, Inc., 6.707% (b), 3/15/2060	2,500,000	2,401,747
United Airlines Pass-Through Trust, “A” , Series 2023-1, 5.8%, 7/15/2037	1,337,439	1,331,364
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	620,000	627,891
		16,661,359
Information Technology 0.5%
AppLovin Corp., 5.95%, 12/1/2054	397,000	379,109
Broadcom, Inc., 144A, 2.6%, 2/15/2033	350,000	295,139
Foundry JV Holdco LLC, 144A, 6.1%, 1/25/2036	668,000	680,593
Oracle Corp.:
5.375%, 9/27/2054	1,310,000	1,161,075
5.5%, 9/27/2064	400,000	354,931
		2,870,847
The accompanying notes are an integral part of the financial statements.

12	|	DWS Global Income Builder Fund

	Principal Amount ($) (d)		Value ($)
Materials 1.2%
Celanese U.S. Holdings LLC:
6.415%, 7/15/2027		350,000	352,845
6.6%, 11/15/2028		270,000	272,955
Chemours Co., 5.375%, 5/15/2027		2,855,000	2,780,296
Corp. Nacional del Cobre de Chile:
144A, 5.95%, 1/8/2034		620,000	629,263
144A, 6.78%, 1/13/2055		416,000	423,842
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025		1,511,000	1,510,928
Olin Corp., 5.0%, 2/1/2030 (a)		1,050,000	986,070
			6,956,199
Real Estate 0.3%
CBRE Services, Inc.:
4.8%, 6/15/2030 (e)		694,000	690,122
5.5%, 6/15/2035 (e)		763,000	760,140
			1,450,262
Utilities 3.5%
CMS Energy Corp., 3.75%, 12/1/2050		2,600,000	2,248,553
Dominion Energy, Inc., 6.625%, 5/15/2055		1,400,000	1,376,465
Entergy Arkansas LLC, 5.75%, 6/1/2054		810,000	795,536
Exelon Corp., 6.5%, 3/15/2055		533,000	529,913
Nevada Power Co., 6.0%, 3/15/2054		510,000	516,274
NextEra Energy Capital Holdings, Inc.:
6.375%, 8/15/2055		2,500,000	2,505,270
6.75%, 6/15/2054		537,000	542,470
NRG Energy, Inc., 144A, 2.45%, 12/2/2027		1,370,000	1,291,384
Pacific Gas and Electric Co.:
3.95%, 12/1/2047		500,000	350,385
5.9%, 10/1/2054		286,000	261,749
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 144A, 2.875%, 10/25/2025	EUR	1,505,000	1,705,332
PG&E Corp., 7.375%, 3/15/2055		525,000	509,665
Sempra, 4.125%, 4/1/2052		2,680,000	2,455,727
Sierra Pacific Power Co., 5.9%, 3/15/2054		290,000	287,558
Southern California Edison Co., 5.9%, 3/1/2055		1,050,000	964,928
Southern Co., Series 21-A, 3.75%, 9/15/2051		1,241,000	1,201,531
Southwestern Public Service Co., 6.0%, 6/1/2054		1,210,000	1,211,874
Vistra Operations Co. LLC, 144A, 5.7%, 12/30/2034		1,111,000	1,105,786
			19,860,400
Total Corporate Bonds (Cost $170,942,513)			168,191,667
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	13

	Principal Amount ($) (d)	Value ($)
Asset-Backed 8.5%
Automobile Receivables 1.3%
Ally Bank Auto Credit-Linked Notes:
“C” , Series 2024-B, 144A, 5.215%, 9/15/2032	201,359	201,877
“D” , Series 2024-B, 144A, 5.41%, 9/15/2032	201,359	201,072
Avis Budget Rental Car Funding AESOP LLC, “C” , Series 2022-5A, 144A, 6.24%, 4/20/2027	1,500,000	1,502,114
Bayview Opportunity Master Fund VII LLC, “B” , Series 2024-CAR1, 144A, 30 day USD SOFR Average + 1.3%, 5.654% (b), 12/26/2031	149,051	149,332
CPS Auto Receivables Trust, “C” , Series 2023-C, 144A, 6.27%, 10/15/2029	400,000	404,876
Foursight Capital Automobile Receivables Trust, “C” , Series 2023-2, 144A, 6.21%, 4/16/2029	1,500,000	1,537,109
Hertz Vehicle Financing III LLC, “C” , Series 2023-1A, 144A, 6.91%, 6/25/2027	1,720,000	1,733,616
Huntington Bank Auto Credit-Linked Notes:
“B1” , Series 2024-2, 144A, 5.442%, 10/20/2032	401,854	403,864
“B1” , Series 2024-1, 144A, 6.153%, 5/20/2032	318,738	322,718
Santander Drive Auto Receivables Trust, “C” , Series 2023-3, 5.77%, 11/15/2030	400,000	408,684
Securitized Term Auto Receivables Trust, “C” , Series 2025-A, 144A, 5.185%, 7/25/2031	391,745	394,422
		7,259,684
Credit Card Receivables 0.5%
Brex Commercial Charge Card Master Trust, “A1” , Series 2024-1, 144A, 6.05%, 7/15/2027	400,000	403,766
Continental Finance Credit Card ABS Master Trust, “A” , Series 2024-A, 144A, 5.78%, 12/15/2032	400,000	403,692
Evergreen Credit Card Trust, “C” , Series 2025-CRT5, 144A, 5.53%, 5/15/2029	250,000	251,787
Mercury Financial Credit Card Master Trust, “A” , Series 2024-2A, 144A, 6.56%, 7/20/2029	800,000	809,719
Mission Lane Credit Card Master Trust, “A” , Series 2024-B, 144A, 5.88%, 1/15/2030	1,000,000	1,006,038
		2,875,002
Home Equity Loans 0.2%
Towd Point Mortgage Trust, “A1” , Series 2025-CRM1, 144A, 5.799%, 1/25/2065	873,542	880,898
Miscellaneous 6.5%
Allegro CLO V-S Ltd., “B1” , Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.9%, 6.175% (b), 7/24/2037	2,200,000	2,202,818
The accompanying notes are an integral part of the financial statements.

14	|	DWS Global Income Builder Fund

	Principal Amount ($) (d)	Value ($)
Allegro CLO XV Ltd., “BR” , Series 2022-1A, 144A, 3 mo. USD Term SOFR + 1.62%, 5.931% (b), 4/20/2038	1,000,000	995,667
Apidos CLO LI Ltd., “C” , Series 2024-51A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.047% (b), 1/20/2038	650,000	642,444
Apidos CLO XVIII-R, “A2R2” , Series 2018-18A, 144A, 3 mo. USD Term SOFR + 1.58%, 5.852% (b), 1/22/2038	1,000,000	996,049
Apidos CLO XXIV Ltd., “A1AL” , Series 2016-24A, 144A, 3 mo. USD Term SOFR + 1.212%, 5.481% (b), 10/20/2030	1,216,208	1,215,703
ARES LIX CLO Ltd., “C2” , Series 2021-59A, 144A, 3.35%, 4/25/2034	900,000	801,075
ARES XLI CLO Ltd., “BR” , Series 2016-41A, 144A, 3 mo. USD Term SOFR + 1.712%, 5.968% (b), 4/15/2034	2,000,000	1,987,372
Balboa Bay Loan Funding Ltd., “A1” , Series 2024-1A, 144A, 3 mo. USD Term SOFR + 1.51%, 5.779% (b), 7/20/2037	500,000	500,396
BlueMountain CLO XXXIV Ltd., “B1” , Series 2022-34A, 144A, 3 mo. USD Term SOFR + 2.05%, 6.319% (b), 4/20/2035	750,000	744,541
Carlyle Global Market Strategies CLO Ltd., “BR4” , Series 2012-4A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.022% (b), 4/22/2032	1,000,000	998,509
CF Hippolyta Issuer LLC, “B1” , Series 2021-1A, 144A, 1.98%, 3/15/2061	2,949,861	2,775,967
Cloud Capital Holdco LP, “A2” , Series 2024-1A, 144A, 5.781%, 11/22/2049	600,000	601,470
CyrusOne Data Centers Issuer I LLC, “A2” , Series 2024-2A, 144A, 4.5%, 5/20/2049	1,250,000	1,208,608
Frontier Issuer LLC, “A2” , Series 2023-1, 144A, 6.6%, 8/20/2053	500,000	507,882
Golub Capital Partners CLO 53B Ltd., “CR” , Series 2021-53A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.011% (b), 7/20/2034	1,000,000	978,731
HINNT LLC, “B” , Series 2024-A, 144A, 5.84%, 3/15/2043	256,033	259,149
Jersey Mike’s Funding LLC, “A2” , Series 2024-1A, 144A, 5.636%, 2/15/2055	600,000	597,102
Madison Park Funding XXXVIII Ltd., “C” , Series 2021-38A, 144A, 3 mo. USD Term SOFR + 2.162%, 6.441% (b), 7/17/2034	950,000	948,608
Magnetite XXVI Ltd., “CR2” , Series 2020-26A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.016% (b), 1/25/2038	1,250,000	1,236,411
Morgan Stanley Eaton Vance CLO Ltd., “A” , Series 2021-1A, 144A, 3 mo. USD Term SOFR + 1.422%, 5.701% (b), 10/20/2034	3,000,000	2,999,265
Mosaic Solar Loan Trust, “B” , Series 2023-1A, 144A, 6.92%, 6/20/2053	1,234,089	1,161,997
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	15

	Principal Amount ($) (d)	Value ($)
MVW LLC, “B” , Series 2025-1A, 144A, 5.21%, 9/22/2042 (e)	500,000	502,023
Neuberger Berman Loan Advisers CLO 44 Ltd., “CR” , Series 2021-44A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.961% (b), 10/16/2035	550,000	540,534
Octagon 63 Ltd., “A2” , Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.71%, 5.979% (b), 7/20/2037	1,900,000	1,900,773
Rad CLO 23 Ltd., “A1” , Series 2024-23A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.869% (b), 4/20/2037	3,500,000	3,498,299
RR 35 Ltd., “A2” , Series 2024-35A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.002% (b), 1/15/2040	1,000,000	997,625
RR 37 Ltd., “B” , Series 2025-37A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.012% (b), 4/15/2038	750,000	728,830
Sixth Street CLO XIV Ltd., “A2R2” , Series 2019-14A, 144A, 3 mo. USD Term SOFR + 1.4%, 5.717% (b), 1/20/2038	1,600,000	1,583,176
Switch ABS Issuer LLC:
“A2” , Series 2024-2A, 144A, 5.436%, 6/25/2054	400,000	397,263
“A2” , Series 2024-1A, 144A, 6.28%, 3/25/2054	800,000	812,687
TICP CLO XI Ltd., “AR” , Series 2018-11A, 144A, 3 mo. USD Term SOFR + 1.53%, 5.812% (b), 4/25/2037	800,000	798,458
Wingstop Funding LLC, “A2” , Series 2024-1A, 144A, 5.858%, 12/5/2054	400,000	405,626
		36,525,058
Total Asset-Backed (Cost $47,632,352)		47,540,642
Mortgage-Backed Securities Pass-Throughs 6.3%
Federal Home Loan Mortgage Corp., 6.0%, 1/1/2055	3,895,556	3,972,162
Federal National Mortgage Association:
5.0%, 6/1/2054 (e)	2,100,000	2,054,943
5.5%, with various maturities from 5/1/2054 until 6/1/2054 (e)	4,700,000	4,687,849
6.0%, with various maturities from 5/1/2054 until 2/1/2055 (e)	16,985,452	17,238,808
Government National Mortgage Association:
5.5%, 5/20/2054 (e)	7,000,000	6,993,287
6.5%, 8/20/2034	12,891	13,687
Total Mortgage-Backed Securities Pass-Throughs (Cost $34,725,640)		34,960,736
Commercial Mortgage-Backed Securities 3.1%
20 Times Square Trust, “C” , Series 2018-20TS, 144A, 3.203% (b), 5/15/2035	800,000	672,000
The accompanying notes are an integral part of the financial statements.

16	|	DWS Global Income Builder Fund

	Principal Amount ($) (d)	Value ($)
2023-MIC Trust, “B” , Series 2023-MIC, 144A, 9.863% (b), 12/5/2038	2,400,000	2,600,529
BAHA Trust, “A” , Series 2024-MAR, 144A, 6.171%, 12/10/2041	1,114,000	1,150,024
Benchmark Mortgage Trust, “A4” , Series 2020-IG3, 144A, 2.437%, 9/15/2048	400,000	344,037
BPR Trust:
“A” , Series 2024-PMDW, 144A, 5.358%, 11/5/2041	536,000	542,293
“B” , Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.264%, 5.586% (b), 9/15/2038	600,000	592,289
BX Trust, “D” , Series 2019-OC11, 144A, 4.075% (b), 12/9/2041	700,000	649,139
BXP Trust, “B” , Series 2021-601L, 144A, 2.868% (b), 1/15/2044	750,000	635,239
CSAIL Commercial Mortgage Trust, “AS” , Series 2016-C6, 3.346%, 1/15/2049	500,000	482,998
Fontainebleau Miami Beach Mortgage Trust, “B” , Series 2024-FBLU, 144A, 1 mo. USD Term SOFR + 1.85%, 6.172% (b), 12/15/2039	563,000	558,426
Freddie Mac Multifamily Structured Credit Risk, “M2” , Series 2021-MN1, 144A, 30 day USD SOFR Average + 3.75%, 8.104% (b), 1/25/2051	1,098,000	1,140,124
Hudson Yards Mortgage Trust, “C” , Series 2025-SPRL, 144A, 6.15% (b), 1/13/2040	225,000	231,138
IRV Trust, “C” , Series 2025-200P, 144A, 5.921%, 3/14/2047	667,000	658,329
JPMorgan Chase Commercial Mortgage Securities Trust:
“A” , Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,000,000	820,959
“A” , Series 2016-NINE, 144A, 2.949% (b), 9/6/2038	750,000	729,050
“A” , Series 2019-OSB, 144A, 3.397%, 6/5/2039	500,000	469,217
“A” , Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 5.579% (b), 6/15/2035	1,550,537	1,335,201
JW Commercial Mortgage Trust, “B” , Series 2024-MRCO, 144A, 1 mo. USD Term SOFR + 1.941%, 6.263% (b), 6/15/2039	1,700,000	1,683,000
KIND Trust, “A” , Series 2021-KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 5.39% (b), 8/15/2038	396,688	390,721
ROCK Trust, “A” , Series 2024-CNTR, 144A, 5.388%, 11/13/2041	635,000	646,795
SWCH Commercial Mortgage Trust, “A” , Series 2025-DATA, 144A, 1 mo. USD Term SOFR + 1.443%, 5.765% (b), 3/15/2042	800,000	785,992
Total Commercial Mortgage-Backed Securities (Cost $16,553,777)		17,117,500
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	17

	Principal Amount ($) (d)	Value ($)
Collateralized Mortgage Obligations 5.2%
Federal Home Loan Mortgage Corp.:
“DI” , Series 5011, Interest Only, 2.0%, 7/25/2050	2,836,007	344,895
“MI” , Series 5034, Interest Only, 2.0%, 11/25/2050	1,953,809	249,296
Federal National Mortgage Association:
“AO” , Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	1,734,207	1,458,558
“I” , Series 2003-84, Interest Only, 6.0%, 9/25/2033	89,029	11,012
“FE” , Series 2024-87, 30 day USD SOFR Average + 1.85%, 6.0% (b), 12/25/2054	1,415,023	1,421,350
“FG” , Series 2023-53, 30 day USD SOFR Average + 1.9%, 6.254% (b), 11/25/2053	13,006,549	13,148,325
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M1B” , Series 2022-DNA2, 144A, 30 day USD SOFR Average + 2.4%, 6.754% (b), 2/25/2042	1,000,000	1,020,780
“M2” , Series 2019-DNA2, 144A, 30 day USD SOFR Average + 2.564%, 6.918% (b), 3/25/2049	835,191	843,213
Government National Mortgage Association:
“IO” , Series 2021-19, Interest Only, 2.0%, 1/20/2051	3,359,301	403,988
“QI” , Series 2021-225, Interest Only, 2.5%, 12/20/2051	3,882,965	468,400
“SG” , Series 2025-60, 14.875% minus (2.5 x 30 day USD SOFR Average), 4.013% (b), 4/20/2055	2,500,000	2,338,829
“HZ” , Series 2024-43, 5.0%, 3/20/2054	48,416	48,416
“AZ” , Series 2023-120, 5.5%, 8/20/2053	1,095,770	1,105,127
“UZ” , Series 2025-41, 6.0%, 3/20/2055	749,133	752,754
JP Morgan Mortgage Trust, “A1” , Series 2025-DSC1, 144A, 5.577%, 9/25/2065	800,000	801,962
JPMorgan Mortgage Trust, “A11” , Series 2024-6, 144A, 30 day USD SOFR Average + 1.25%, 5.604% (b), 12/25/2054	679,911	671,776
RCKT Mortgage Trust:
“A1A” , Series 2024-CES7, 144A, 5.158%, 10/25/2044	1,122,000	1,119,840
“A1B” , Series 2024-CES9, 144A, 5.683%, 12/25/2044	524,913	528,279
Sequoia Mortgage Trust, “A3” , Series 2024-INV1, 144A, 5.5%, 10/25/2054	1,363,395	1,350,613
Western Alliance Bank, “M1” , Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 7.504% (b), 7/25/2059	885,057	905,158
Total Collateralized Mortgage Obligations (Cost $28,849,103)		28,992,571
The accompanying notes are an integral part of the financial statements.

18	|	DWS Global Income Builder Fund

	Principal Amount ($) (d)	Value ($)
Government & Agency Obligations 12.3%
Sovereign Bonds 0.7%
Brazilian Government International Bond, 6.0%, 10/20/2033	950,000	935,698
Indonesia Government International Bond, 4.75%, 9/10/2034	1,700,000	1,649,006
Mexico Government International Bond:
6.0%, 5/13/2030	200,000	205,016
6.0%, 5/7/2036	260,000	247,642
6.875%, 5/13/2037	538,000	543,208
		3,580,570
U.S. Treasury Obligations 11.6%
U.S. Treasury Bills, 4.119% (f), 9/11/2025 (g)	20,000,000	19,695,741
U.S. Treasury Bonds, 4.625%, 2/15/2055	271,900	269,054
U.S. Treasury Floating Rate Notes:
3 mo. Treasury money market yield + 0.182%, 4.427% (b), 7/31/2026	20,000,000	20,014,923
3 mo. Treasury money market yield + 0.245%, 4.49% (b), 1/31/2026 (h)	22,774,500	22,801,064
U.S. Treasury Notes:
4.0%, 3/31/2030	878,000	888,906
4.25%, 6/30/2029	1,203,200	1,229,614
		64,899,302
Total Government & Agency Obligations (Cost $68,404,672)		68,479,872
Loan Participations and Assignments 0.4%
Senior Loans (b) 0.4%
Hilton Domestic Operating Co., Inc., Term Loan B4, 1 mo. USD Term SOFR + 1.75%, 6.077%, 11/8/2030	1,389,235	1,386,665
TransDigm, Inc., Term Loan J, 3 mo. USD Term SOFR + 2.5%, 6.799%, 2/28/2031	1,036,213	1,027,193
		2,413,858
Total Loan Participations and Assignments (Cost $2,426,239)		2,413,858

	Shares	Value ($)
Exchange-Traded Funds 3.5%
iShares Core International Aggregate Bond ETF	336,985	17,125,578
SPDR Blackstone Senior Loan ETF	60,000	2,446,800
Total Exchange-Traded Funds (Cost $19,567,639)		19,572,378
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	19

	Shares	Value ($)
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.24% (i) (j) (Cost $5,250,456)	5,250,456	5,250,456
Cash Equivalents 6.3%
DWS Central Cash Management Government Fund, 4.36% (i) (Cost $35,296,162)	35,296,162	35,296,162

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $587,426,697)	105.8	590,774,771
Other Assets and Liabilities, Net	(5.8)	(32,406,581)
Net Assets	100.0	558,368,190
A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2025 are as follows:
Value ($) at 10/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 4/30/2025	Value ($) at 4/30/2025
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.24% (i) (j)
5,493,504	—	243,048 (k)	—	—	21,276	—	5,250,456	5,250,456
Cash Equivalents 6.3%
DWS Central Cash Management Government Fund, 4.36% (i)
74,600,295	186,978,993	226,283,126	—	—	658,489	—	35,296,162	35,296,162
80,093,799	186,978,993	226,526,174	—	—	679,765	—	40,546,618	40,546,618

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at April 30, 2025 amounted to $5,086,305, which is 0.9% of net assets.

(b)
Variable or floating rate security. These securities are shown at their current rate as of
April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	Investment was valued using significant unobservable inputs.
(d)	Principal amount stated in U.S. dollars unless otherwise noted.
(e)	When-issued or delayed delivery securities included.
The accompanying notes are an integral part of the financial statements.

20	|	DWS Global Income Builder Fund

(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At April 30, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	At April 30, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2025.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the “interest only”  portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor’s Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At April 30, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
2 Year U.S. Treasury Note	USD	6/30/2025	171	35,485,594	35,593,383	107,789
DAX Index	EUR	6/20/2025	11	7,372,399	7,042,224	(330,175)
Euro STOXX 50 Index	EUR	6/20/2025	255	15,611,180	14,752,942	(858,238)
French Government Bond	EUR	6/6/2025	100	14,018,347	14,233,134	214,787
FTSE 100 Index	GBP	6/20/2025	114	12,575,037	12,859,176	284,139
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	21

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
MSCI Emerging Markets Index	USD	6/20/2025	147	8,446,880	8,158,500	(288,380)
MSCI World Index	USD	6/20/2025	1,009	120,399,097	116,892,650	(3,506,447)
Nikkei 225 Index	JPY	6/12/2025	58	14,682,079	14,615,611	(66,468)
STOXX Europe 600 Index	EUR	6/20/2025	297	7,917,206	8,805,069	887,863
Total net unrealized depreciation						(3,555,130)
At April 30, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
5 Year U.S. Treasury Note	USD	6/30/2025	332	35,774,422	36,252,844	(478,422)
U.S. Treasury Long Bond	USD	6/18/2025	18	2,090,882	2,099,250	(8,368)
Ultra 10 Year U.S. Treasury Note	USD	6/18/2025	140	15,864,743	16,062,813	(198,070)
Ultra Long U.S. Treasury Bond	USD	6/18/2025	39	4,573,740	4,720,219	(146,479)
Total unrealized depreciation						(831,339)
At April 30, 2025, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Floating — 1-Day SOFR Semi-Annually β	Fixed — 3.907% Semi-Annually	8/28/2025/ 8/28/2045	18,500,000	USD	167,912	—	167,912
Floating — 1-Day SOFR Semi-Annually β	Fixed — 3.757% Semi-Annually	8/28/2025/ 8/27/2055	7,800,000	USD	(15,863)	—	(15,863)
							152,049

β	1-Day SOFR rate as of April 30, 2025 is 4.410%.
The accompanying notes are an integral part of the financial statements.

22	|	DWS Global Income Builder Fund

At April 30, 2025, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	10,667,188	JPY	1,570,000,000	6/18/2025	371,518	Citigroup, Inc.
USD	10,836,017	EUR	10,000,000	6/18/2025	523,087	Citigroup, Inc.
EUR	10,000,000	USD	11,545,359	6/18/2025	186,255	State Street Bank and Trust
USD	3,279,227	CAD	4,520,000	7/23/2025	13,112	Citigroup, Inc.
Total unrealized appreciation					1,093,972

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
JPY	2,240,000,000	USD	15,053,368	6/16/2025	(692,590)	Toronto-Dominion Bank
USD	15,993,260	JPY	2,240,000,000	6/16/2025	(247,302)	Goldman Sachs & Co.
JPY	1,570,000,000	USD	10,873,317	6/18/2025	(165,388)	Toronto-Dominion Bank
USD	11,570,525	EUR	10,000,000	7/23/2025	(186,181)	State Street Bank and Trust
USD	5,498,073	JPY	764,500,000	7/23/2025	(102,162)	State Street Bank and Trust
USD	3,838,728	GBP	2,870,000	7/23/2025	(12,697)	Citigroup, Inc.
Total unrealized depreciation					(1,406,320)
Currency Abbreviation(s)

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, interest rate swap contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments,
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	23

please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$12,026,161	$—	$—	$12,026,161
Consumer Discretionary	7,278,122	8,074,722	—	15,352,844
Consumer Staples	8,727,329	490,632	—	9,217,961
Energy	5,113,673	—	—	5,113,673
Financials	19,400,090	7,812,995	—	27,213,085
Health Care	7,768,470	7,089,257	—	14,857,727
Industrials	6,853,412	9,024,675	—	15,878,087
Information Technology	32,088,279	3,254,645	—	35,342,924
Materials	4,306,593	1,047,275	—	5,353,868
Real Estate	2,818,470	83,003	—	2,901,473
Utilities	3,724,531	454,701	—	4,179,232
Preferred Stocks (a)	15,514,852	—	—	15,514,852
Rights	—	—	1,122	1,122
Warrants	—	—	5,920	5,920
Corporate Bonds (a)	—	168,191,667	—	168,191,667
Asset-Backed (a)	—	47,540,642	—	47,540,642
Mortgage-Backed Securities Pass-Throughs	—	34,960,736	—	34,960,736
Commercial Mortgage-Backed Securities	—	17,117,500	—	17,117,500
Collateralized Mortgage Obligations	—	28,992,571	—	28,992,571
Government & Agency Obligations (a)	—	68,479,872	—	68,479,872
Loan Participations and Assignments	—	2,413,858	—	2,413,858
Exchange-Traded Funds	19,572,378	—	—	19,572,378
Short-Term Investments (a)	40,546,618	—	—	40,546,618
Derivatives (b)
Futures Contracts	1,494,578	—	—	1,494,578
Interest Rate Swap Contracts	—	167,912	—	167,912
Forward Foreign Currency Contracts	—	1,093,972	—	1,093,972
Total	$187,233,556	$406,290,635	$7,042	$593,531,233

The accompanying notes are an integral part of the financial statements.

24	|	DWS Global Income Builder Fund

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(5,881,047)	$—	$—	$(5,881,047)
Interest Rate Swap Contracts	—	(15,863)	—	(15,863)
Forward Foreign Currency Contracts	—	(1,406,320)	—	(1,406,320)
Total	$(5,881,047)	$(1,422,183)	$—	$(7,303,230)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	25

Statement of Assets and Liabilities
as of April 30, 2025 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $546,880,079) — including $5,086,305 of securities loaned	$550,228,153
Investment in DWS Government & Agency Securities Portfolio (cost $5,250,456)*	5,250,456
Investment in DWS Central Cash Management Government Fund (cost $35,296,162)	35,296,162
Cash	20,000
Foreign currency, at value (cost $1,562,138)	1,614,791
Receivable for investments sold	2,973,937
Receivable for Fund shares sold	61,720
Dividends receivable	190,876
Interest receivable	2,943,064
Affiliated securities lending income receivable	4,253
Receivable for variation margin on centrally cleared swaps	85,041
Unrealized appreciation on forward foreign currency contracts	1,093,972
Foreign taxes recoverable	685,173
Other assets	54,359
Total assets	600,501,957
Liabilities
Payable upon return of securities loaned	5,250,456
Payable for investments purchased — when-issued/delayed-delivery securities	4,583,779
Payable for investments purchased — TBA purchase commitments	29,317,093
Payable for Fund shares redeemed	370,146
Payable for variation margin on futures contracts	524,660
Unrealized depreciation on forward foreign currency contracts	1,406,320
Accrued management fee	165,870
Accrued Trustees' fees	7,970
Other accrued expenses and payables	507,473
Total liabilities	42,133,767
Net assets, at value	$558,368,190
Net Assets Consist of
Distributable earnings (loss)	1,889,536
Paid-in capital	556,478,654
Net assets, at value	$558,368,190
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

26	|	DWS Global Income Builder Fund

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($400,651,635 ÷ 46,124,755 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$8.69
Maximum offering price per share (100 ÷ 94.25 of $8.69)	$9.22
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($3,157,046 ÷ 363,343 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$8.69
Class R6
Net Asset Value, offering and redemption price per share ($9,864,714 ÷ 1,138,068 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$8.67
Class S
Net Asset Value, offering and redemption price per share ($125,766,475 ÷ 14,479,374 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$8.69
Institutional Class
Net Asset Value, offering and redemption price per share ($18,928,320 ÷ 2,182,401 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$8.67
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	27

Statement of Operations
for the six months ended April 30, 2025 (Unaudited)

Investment Income
Income:
Interest (net of foreign taxes withheld of $155)	$10,559,378
Dividends (net of foreign taxes withheld of $66,618)	2,242,863
Income distributions — DWS Central Cash Management Government Fund	658,489
Affiliated securities lending income	21,276
Total income	13,482,006
Expenses:
Management fee	1,068,525
Administration fee	280,127
Services to shareholders	430,382
Distribution and service fees	488,931
Custodian fee	14,598
Professional fees	59,610
Reports to shareholders	34,374
Registration fees	35,746
Trustees' fees and expenses	11,159
Other	83,269
Total expenses	2,506,721
Net investment income	10,975,285
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(737,712)
Swap contracts	265,865
Futures	(9,756,434)
Forward foreign currency contracts	592,484
Foreign currency	44,984
(9,590,813)
Change in net unrealized appreciation (depreciation) on:
Investments	472,301
Swap contracts	(687,467)
Futures	(2,937,605)
Forward foreign currency contracts	(312,348)
Foreign currency	100,007
(3,365,112)
Net gain (loss)	(12,955,925)
Net increase (decrease) in net assets resulting from operations	$(1,980,640)
The accompanying notes are an integral part of the financial statements.

28	|	DWS Global Income Builder Fund

Statements of Changes in Net Assets
	Six Months Ended April 30, 2025	Year Ended October 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024
Operations:
Net investment income	$10,975,285	$23,701,219
Net realized gain (loss)	(9,590,813)	97,630,265
Change in net unrealized appreciation (depreciation)	(3,365,112)	(514,645)
Net increase (decrease) in net assets resulting from operations	(1,980,640)	120,816,839
Distributions to shareholders:
Class A	(55,196,151)	(15,031,333)
Class C	(465,072)	(96,691)
Class R6	(1,385,895)	(414,951)
Class S	(17,475,073)	(5,004,396)
Institutional Class	(2,839,211)	(824,218)
Total distributions	(77,361,402)	(21,371,589)
Fund share transactions:
Proceeds from shares sold	10,822,662	15,389,123
Reinvestment of distributions	74,523,330	20,503,915
Payments for shares redeemed	(50,195,028)	(76,372,763)
Net increase (decrease) in net assets from Fund share transactions	35,150,964	(40,479,725)
Increase (decrease) in net assets	(44,191,078)	58,965,525
Net assets at beginning of period	602,559,268	543,593,743
Net assets at end of period	$558,368,190	$602,559,268

The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	29

Financial Highlights
DWS Global Income Builder Fund — Class A
	Six Months Ended 4/30/25	Years Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$9.99	$8.42	$8.17	$11.01	$9.26	$9.55
Income (loss) from investment operations:
Net investment income[a]	.17	.38	.28	.23	.23	.22
Net realized and unrealized gain (loss)	(.18 )	1.53	.23	(2.04)	1.74	(.23 )
Total from investment operations	(.01 )	1.91	.51	(1.81)	1.97	(.01 )
Less distributions from:
Net investment income	(.18 )	(.34 )	(.26 )	(.23 )	(.22 )	(.28 )
Net realized gains	(1.11)	—	—	(.80 )	—	—
Total distributions	(1.29)	(.34 )	(.26 )	(1.03)	(.22 )	(.28 )
Net asset value, end of period	$8.69	$9.99	$8.42	$8.17	$11.01	$9.26
Total Return (%)[b]	(.40 )*	22.83	6.01	(17.80)	21.39	.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	401	431	388	404	543	487
Ratio of expenses (%)	.91 **	.90	.91	.89	.88	.89
Ratio of net investment income (%)	3.76 **	3.89	3.16	2.40	2.13	2.38
Portfolio turnover rate (%)	95 *	306	164	88	124	131

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

30	|	DWS Global Income Builder Fund

DWS Global Income Builder Fund — Class C
	Six Months Ended 4/30/25	Years Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$9.99	$8.42	$8.17	$11.01	$9.25	$9.55
Income (loss) from investment operations:
Net investment income[a]	.13	.29	.20	.15	.14	.15
Net realized and unrealized gain (loss)	(.18 )	1.54	.23	(2.04)	1.76	(.24 )
Total from investment operations	(.05 )	1.83	.43	(1.89)	1.90	(.09 )
Less distributions from:
Net investment income	(.14 )	(.26 )	(.18 )	(.15 )	(.14 )	(.21 )
Net realized gains	(1.11)	—	—	(.80 )	—	—
Total distributions	(1.25)	(.26 )	(.18 )	(.95 )	(.14 )	(.21 )
Net asset value, end of period	$8.69	$9.99	$8.42	$8.17	$11.01	$9.25
Total Return (%)[b]	(.86 )*	21.78	5.24	(18.58)	20.54	(.82 )
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	4	3	4	7	8
Ratio of expenses (%)	1.78 **	1.74	1.76	1.72	1.70	1.69
Ratio of net investment income (%)	2.90 **	3.05	2.30	1.54	1.32	1.58
Portfolio turnover rate (%)	95 *	306	164	88	124	131

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	31

DWS Global Income Builder Fund — Class R6
	Six Months Ended 4/30/25	Years Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$9.97	$8.41	$8.16	$10.99	$9.24	$9.54
Income (loss) from investment operations:
Net investment income[a]	.18	.41	.31	.26	.26	.25
Net realized and unrealized gain (loss)	(.17 )	1.52	.23	(2.03)	1.75	(.24 )
Total from investment operations	.01	1.93	.54	(1.77)	2.01	.01
Less distributions from:
Net investment income	(.20 )	(.37 )	(.29 )	(.26 )	(.26 )	(.31 )
Net realized gains	(1.11)	—	—	(.80 )	—	—
Total distributions	(1.31)	(.37 )	(.29 )	(1.06)	(.26 )	(.31 )
Net asset value, end of period	$8.67	$9.97	$8.41	$8.16	$10.99	$9.24
Total Return (%)	(.23 )*	23.14	6.50	(17.56)	21.83	.30
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	11	9	9	11	7
Ratio of expenses (%)	.57 **	.56	.58	.56	.55	.56
Ratio of net investment income (%)	4.10 **	4.23	3.50	2.75	2.48	2.70
Portfolio turnover rate (%)	95 *	306	164	88	124	131

[a]	Based on average shares outstanding during the period.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

32	|	DWS Global Income Builder Fund

DWS Global Income Builder Fund — Class S
	Six Months Ended 4/30/25	Years Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$9.99	$8.42	$8.17	$11.01	$9.25	$9.55
Income (loss) from investment operations:
Net investment income[a]	.18	.39	.29	.24	.25	.24
Net realized and unrealized gain (loss)	(.18 )	1.54	.23	(2.03)	1.75	(.24 )
Total from investment operations	(.00 )*	1.93	.52	(1.79)	2.00	(.00 )*
Less distributions from:
Net investment income	(.19 )	(.36 )	(.27 )	(.25 )	(.24 )	(.30 )
Net realized gains	(1.11)	—	—	(.80 )	—	—
Total distributions	(1.30)	(.36 )	(.27 )	(1.05)	(.24 )	(.30 )
Net asset value, end of period	$8.69	$9.99	$8.42	$8.17	$11.01	$9.25
Total Return (%)	(.30 )**	23.05	6.33	(17.74)	21.76	.17
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	126	136	123	130	178	163
Ratio of expenses (%)	.72 ***	.71	.73	.71	.69	.69
Ratio of net investment income (%)	3.95 ***	4.08	3.34	2.59	2.32	2.58
Portfolio turnover rate (%)	95 **	306	164	88	124	131

[a]	Based on average shares outstanding during the period.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	33

DWS Global Income Builder Fund — Institutional Class
	Six Months Ended 4/30/25	Years Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$9.98	$8.41	$8.16	$11.00	$9.24	$9.54
Income (loss) from investment operations:
Net investment income[a]	.18	.40	.30	.25	.25	.24
Net realized and unrealized gain (loss)	(.19 )	1.53	.23	(2.04)	1.76	(.24 )
Total from investment operations	(.01 )	1.93	.53	(1.79)	2.01	(.00 )*
Less distributions from:
Net investment income	(.19 )	(.36 )	(.28 )	(.25 )	(.25 )	(.30 )
Net realized gains	(1.11)	—	—	(.80 )	—	—
Total distributions	(1.30)	(.36 )	(.28 )	(1.05)	(.25 )	(.30 )
Net asset value, end of period	$8.67	$9.98	$8.41	$8.16	$11.00	$9.24
Total Return (%)	(.40 )**	23.14	6.39	(17.72)	21.84	.20
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19	21	20	19	25	17
Ratio of expenses (%)	.68 ***	.67	.67	.66	.65	.66
Ratio of net investment income (%)	3.99 ***	4.13	3.40	2.64	2.37	2.59
Portfolio turnover rate (%)	95 **	306	164	88	124	131

[a]	Based on average shares outstanding during the period.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

34	|	DWS Global Income Builder Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Global Income Builder Fund (the “Fund” ) is a diversified series of Deutsche DWS Market Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

DWS Global Income Builder Fund	|	35

Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own

36	|	DWS Global Income Builder Fund

assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Senior loans are valued by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the average of broker supplied quotes representing mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans, and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

DWS Global Income Builder Fund	|	37

Swap contracts are valued daily based upon prices supplied by a pricing vendor approved by the Pricing Committee, if available, and otherwise are valued at the price provided by the broker-dealer with which the swap was traded. Swap contracts are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to

38	|	DWS Global Income Builder Fund

certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended April 30, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.12% annualized effective rate as of April 30, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of April 30, 2025, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

DWS Global Income Builder Fund	|	39

Remaining Contractual Maturity of the Agreements as of April 30, 2025

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$413,700	$—	$—	$—	$413,700
Corporate Bonds	4,836,756	—	—	—	4,836,756
Total Borrowings	$5,250,456	$—	$—	$—	$5,250,456
Gross amount of recognized liabilities and non-cash collateral for securities lending transactions:					$5,250,456
When-Issued, Delayed-Delivery and Forward-Commitment
Transactions. The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward- commitment basis, including To Be Announced (TBA) purchase commitments, with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. The Fund may sell a TBA purchase commitment before the settlement date or enter into a new commitment to extend the delivery date into the future. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the TBA purchase commitment.
Certain risks may arise upon entering into when-issued, delayed-delivery or forward-commitment transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Such transactions may also have the effect of leverage on the Fund and may cause the Fund to be more volatile. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At April 30, 2025, the aggregate cost of investments for federal income tax purposes was $587,581,689. The net unrealized appreciation for all investments based on tax cost was $3,193,082. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $15,855,551 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $12,662,469.

40	|	DWS Global Income Builder Fund

The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended October 31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies, investments in derivatives, premium amortization on debt securities and additional income recognition on debt securities classified as equity. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest

DWS Global Income Builder Fund	|	41

income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes, with the exception of securities in default of principal.
B.
Derivative Instruments
Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the Fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows.
The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a centrally cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.
An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the

42	|	DWS Global Income Builder Fund

measurement period are recorded as realized gain or loss in the Statement of Operations.
Interest Rate Swaps. Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended April 30, 2025, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.
A summary of the open interest rate swap contracts as of April 30, 2025 is included in a table following the Fund’s Investment Portfolio. For the six months ended April 30, 2025, the investment in interest rate swap contracts had a total notional amount generally indicative of a range from $26,300,000 to $31,223,000.
Credit Default Swaps. Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended April 30, 2025, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer’s credit quality characteristics and to hedge the risk of default or other specified credit events on portfolio assets.
Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the

DWS Global Income Builder Fund	|	43

Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.
There were no open credit default swap contracts as of April 30, 2025. For the six months ended April 30, 2025, the investment in credit default swap contracts purchased had a total notional amount generally indicative of a range from $0 to $445,000.
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2025, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration. The Fund also entered into interest rate futures contracts for non-hedging purposes to seek to enhance potential gains and entered into equity index futures in order to reduce the Fund’s exposure to, or as a substitute for direct investment in, the equity asset class.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of April 30, 2025, is included in a table following the Fund’s Investment Portfolio. For the six months ended April 30, 2025, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $232,953,000 to $379,523,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $14,155,000 to $59,135,000.
Forward Foreign Currency Contracts. A forward foreign currency exchange contract (“forward currency contract” ) is a commitment to

44	|	DWS Global Income Builder Fund

purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2025, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings securities.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of April 30, 2025, is included in the table following the Fund’s Investment Portfolio. For the six months ended April 30, 2025, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $37,472,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $61,683,000.
The following tables summarize the value of the Fund’s derivative instruments held as of April 30, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$—	$1,172,002	$1,172,002
Interest Rate Contracts (a) (b)	—	167,912	322,576	490,488
Foreign Exchange Contracts (c)	1,093,972	—	—	1,093,972
	$1,093,972	$167,912	$1,494,578	$2,756,462
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

DWS Global Income Builder Fund	|	45

(b)
Includes cumulative appreciation of centrally cleared swap contracts as disclosed in the
Investment Portfolio. Unsettled variation margin is disclosed separately within the
Statement of Assets and Liabilities.

(c)	Unrealized appreciation on forward foreign currency contracts

Liability Derivatives	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$—	$(5,049,708)	$(5,049,708)
Interest Rate Contracts (a) (b)	—	(15,863)	(831,339)	(847,202)
Foreign Exchange Contracts (c)	(1,406,320)	—	—	(1,406,320)
	$(1,406,320)	$(15,863)	$(5,881,047)	$(7,303,230)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)
Includes cumulative depreciation of centrally cleared swap contracts as disclosed in the
Investment Portfolio. Unsettled variation margin is disclosed separately within the
Statement of Assets and Liabilities.

(c)	Unrealized depreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$—	$(8,814,345)	$(8,814,345)
Interest Rate Contracts (a)	—	259,953	(942,089)	(682,136)
Credit Contracts (a)	—	5,912	—	5,912
Foreign Exchange Contracts (a)	592,484	—	—	592,484
	$592,484	$265,865	$(9,756,434)	$(8,898,085)
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Net realized gain (loss) from forward foreign currency contracts, swap contracts and futures, respectively

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Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$—	$(3,566,550)	$(3,566,550)
Interest Rate Contracts (a)	—	(687,467)	628,945	(58,522)
Foreign Exchange Contracts (a)	(312,348)	—	—	(312,348)
	$(312,348)	$(687,467)	$(2,937,605)	$(3,937,420)
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts, swap and futures contracts, respectively
As of April 30, 2025, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Citigroup, Inc.	$907,717	$(12,697)	$—	$895,020
State Street Bank and Trust	186,255	(186,255)	—	—
	$1,093,972	$(198,952)	$—	$895,020

DWS Global Income Builder Fund	|	47

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Citigroup, Inc.	$12,697	$(12,697)	$—	$—
Goldman Sachs & Co.	247,302	—	—	247,302
State Street Bank and Trust	288,343	(186,255)	—	102,088
Toronto-Dominion Bank	857,978	—	—	857,978
	$1,406,320	$(198,952)	$—	$1,207,368
C.
Purchases and Sales of Securities
During the six months ended April 30, 2025, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$504,918,170	$447,266,008
U.S. Treasury Obligations	$16,984,511	$89,838,521
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

48	|	DWS Global Income Builder Fund

assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund’s average daily net assets	.370%
Next $500 million of such net assets	.345%
Next $1.5 billion of such net assets	.310%
Next $2.0 billion of such net assets	.300%
Next $2.0 billion of such net assets	.290%
Next $2.5 billion of such net assets	.280%
Next $2.5 billion of such net assets	.270%
Over $12.5 billion of such net assets	.260%
Accordingly, for the six months ended April 30, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.37% of the Fund’s average daily net assets.
For the period from November 1, 2024 through September 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.12%
Class C	1.87%
Class R6	.87%
Class S	.87%
Institutional Class	.87%
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2025, the Administration Fee was $280,127, of which $43,485 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder

DWS Global Income Builder Fund	|	49

servicing fee it receives from the Fund. For the six months ended April 30, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2025
Class A	$130,577	$44,366
Class C	925	303
Class R6	378	118
Class S	74,800	25,535
Institutional Class	311	137
	$206,991	$70,459
In addition, for the six months ended April 30, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$109,594
Class C	2,719
Class S	24,261
Institutional Class	11,207
$147,781
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended April 30, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2025
Class C	$12,971	$1,910
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

50	|	DWS Global Income Builder Fund

accounts the firms service. For the six months ended April 30, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2025	Annualized Rate
Class A	$471,669	$173,360.23%
Class C	4,291	1,777.25%
	$475,960	$175,137
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2025 aggregated $4,910.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended April 30, 2025, the CDSC for Class C shares aggregated $75. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2025, DDI received $510 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended April 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $808, of which $250 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks.

DWS Global Income Builder Fund	|	51

The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2025.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	512,924	$4,744,887	661,885	$6,379,323
Class C	16,555	167,406	70,429	679,879
Class R6	53,233	489,245	73,470	711,019
Class S	255,050	2,293,539	248,387	2,430,164
Institutional Class	332,547	3,127,585	541,023	5,188,738
		$10,822,662		$15,389,123
Shares issued to shareholders in reinvestment of distributions
Class A	5,940,879	$53,523,336	1,480,368	$14,502,658
Class C	51,473	464,401	9,832	96,553
Class R6	154,185	1,385,895	42,443	414,951
Class S	1,815,671	16,356,715	477,760	4,678,423
Institutional Class	310,376	2,792,983	82,989	811,330
		$74,523,330		$20,503,915
Shares redeemed
Class A	(3,452,276)	$(31,725,957)	(5,120,290)	$(49,239,147)
Class C	(77,327)	(699,611)	(76,249)	(743,145)
Class R6	(190,975)	(1,796,467)	(115,382)	(1,111,294)
Class S	(1,174,989)	(10,725,435)	(1,785,937)	(17,252,373)
Institutional Class	(580,904)	(5,247,558)	(823,626)	(8,026,804)
		$(50,195,028)		$(76,372,763)

52	|	DWS Global Income Builder Fund

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	3,001,527	$26,542,266	(2,978,037)	$(28,357,166)
Class C	(9,299)	(67,804)	4,012	33,287
Class R6	16,443	78,673	531	14,676
Class S	895,732	7,924,819	(1,059,790)	(10,143,786)
Institutional Class	62,019	673,010	(199,614)	(2,026,736)
		$35,150,964		$(40,479,725)

DWS Global Income Builder Fund	|	53

Shareholders Meeting Results(Unaudited)
A Special Meeting of Shareholders of DWS Global Income Builder Fund was held on November 21, 2024. At the meeting, the following matter was voted upon by the shareholders (the resulting votes are presented below):
1.
Election of Board Members.
	Number of Votes:
Trustee	For	Withheld	Broker Non-Votes*
Jennifer S. Conrad	231,803,333.031	1,340,210.388	0.000
Mary Schmid Daugherty	231,103,069.335	2,040,474.084	0.000
Keith R. Fox	230,845,364.724	2,298,178.695	0.000
Chad D. Perry	231,122,559.602	2,020,983.817	0.000
Rebecca W. Rimel	230,671,339.419	2,472,204.000	0.000
Catherine Schrand	231,047,453.018	2,096,090.401	0.000
Proposal 1 reflects trust-wide proposal and voting results. Each Board member was elected at the Special Shareholder Meeting.
While not submitted to shareholders for election at the Special Meeting of Shareholders, Dawn-Marie Driscoll, Richard J. Herring and William N. Searcy, Jr. each continued to serve as Board members until their retirements on December 31, 2024.
* Broker non-votes are proxies received from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote in a particular matter.

54	|	DWS Global Income Builder Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Global Income Builder Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS Global Income Builder Fund	|	55

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 1st quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2023.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that the Fund’s Class A shares total

56	|	DWS Global Income Builder Fund

(net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the

DWS Global Income Builder Fund	|	57

Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DGIBF-BFE2024

58	|	DWS Global Income Builder Fund

DGIBF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7(a)

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Income Builder Fund, a series of Deutsche DWS Market Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/27/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/27/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	6/27/2025